Intangible Assets and Deferred Costs (Tables)	12 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Deferred Costs

	March 31,
	2015	2014
Cost:
Product and distribution rights	$77,433	$78,366
Deferred charges in respect of debentures from institutional investors	193	193
Other deferred costs	1,541	1,568

	79,167	80,127

Accumulated amortization and impairment charges:
Product and distribution rights	64,229	61,752
Deferred charges in respect of debentures from institutional investors	192	191
Other deferred costs	1,542	1,542

	65,963	63,485

Amortized cost	$13,204	$16,642